Financial result (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Interest income	SFr 5.8	SFr 4.3	SFr 11.2	SFr 6.4
Financial income	5.8	4.3	11.2	6.4
Bank charges	(1.6)	(0.5)	(3.2)	(1.0)
Interest expenses leases	(4.1)	(1.3)	(7.3)	(2.3)
Interest expenses on employee benefits	(0.1)	(0.1)	(0.2)	(0.3)
Financial expenses	(5.9)	(1.9)	(10.8)	(3.6)
Foreign exchange gain/(losses)	(4.5)	(48.5)	72.3	(39.7)
Financial result	SFr (4.6)	SFr (46.1)	SFr 72.7	SFr (36.9)